Intangible Assets and Goodwill - Narrative (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) segment	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 segment
Disclosure of detailed information about intangible assets [line items]
Number of reportable segments | segment	3		3
Impairment of property, plant and equipment	$ 20,324,000	$ 259,115,000
Impairment	22,492,000
Certain Facilities
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment		7,400,000
Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment	1,800,000	2,900,000
Impairment of intangible assets	19,800,000	13,800,000
Impairment	22,400,000	43,100,000
Impairment of goodwill	800,000	26,400,000
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	0	146,100,000
Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles	20,700,000	36,200,000
International Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles	21,900,000	20,000,000
International Canadian Cannabis segment CGUs | Certain Facilities
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment		600,000
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment		57,800,000
Impairment of intangible assets		258,100,000
Impairment		315,900,000
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	1,900,000
Impairment	0	0
European Cannabis CGU | Certain Facilities
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment	$ 4,300,000
Impairment of intangible assets		$ 9,400,000
Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	8 years 9 months
European And Canadian CGU
Disclosure of detailed information about intangible assets [line items]
Estimated cash flow, projected years	4 years
Software
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 3,460,000
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 21,742,000
Intangible assets other than goodwill | Canadian Cannabis CGU | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.167	0.181
Intangible assets other than goodwill | Canadian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165	0.150
Change required for the recoverable amount to equal the carrying value	0.05
Amount by which unit's recoverable amount exceeds its carrying amount	$ 4,200,000
Intangible assets other than goodwill | European Cannabis CGU | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.488
Intangible assets other than goodwill | European Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.170
Intangible assets other than goodwill | Bottom of range | Canadian Cannabis CGU | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.06
Intangible assets other than goodwill | Bottom of range | Canadian Cannabis CGU | EBITDA Margin, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.132
Intangible assets other than goodwill | Bottom of range | Canadian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.11
Intangible assets other than goodwill | Bottom of range | Canadian Cannabis CGU | Royalty Rate, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.025
Intangible assets other than goodwill | Bottom of range | European Cannabis CGU | EBITDA Margin, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.227
Intangible assets other than goodwill | Top of range | Canadian Cannabis CGU | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.244
Intangible assets other than goodwill | Top of range | Canadian Cannabis CGU | EBITDA Margin, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.213
Intangible assets other than goodwill | Top of range | Canadian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.175
Intangible assets other than goodwill | Top of range | Canadian Cannabis CGU | Royalty Rate, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.05
Intangible assets other than goodwill | Top of range | European Cannabis CGU | EBITDA Margin, Measurement Input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.366
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 0
Customer relationships | International Canadian Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		$ 3,700,000
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment	2,783,000
Patents
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 750,000
Goodwill | Canadian Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165
Goodwill | Canadian Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165